EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2023
Events During Reporting Period [Abstract]
Disclosure of detail information about investment

U.S. Dollars in thousands
Financial assets at fair value through profit or loss (*)	1,918
Liability for deferred consideration	1,500
Deferred income (**)	418

(*)	The options mentioned above are measured at fair value through profit and loss. As of June 30, 2023, there has been no impact through profit on the Company's profit and loss report.

(**)	Deferred income represents an advance for providing future services by the Company to IoT Technology.